Subsequent Events (Details) $ / shares in Units, $ in Thousands		6 Months Ended	12 Months Ended
	Feb. 20, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2024 USD ($)	Mar. 29, 2024 USD ($)	Nov. 30, 2023 $ / shares shares	Jul. 16, 2023 $ / shares	Jun. 30, 2023 USD ($) $ / shares	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Apr. 30, 2022 $ / shares shares	Dec. 31, 2021 USD ($)	Feb. 18, 2014 $ / shares
Subsequent Events [Line Items]
Common stock par value (in Dollars per share)		$ 0.001	$ 0.001							$ 0.001
Exercise price (in Dollars per share)							$ 3.146	$ 5.6
Aggregate offering price (in Dollars) | $		$ 1,804	$ 495
Warrants exercisable and expired term	5 years
Preferred stock stated value (in Dollars per share)													$ 0.001
Price per share (in Dollars per share)		$ 1.5125	$ 1.5125
Number of trading days		10	10
Percentage of volume-weighted average price		250.00%	250.00%
Percentage of conversion into common stock shares		50	50
Revenues (in Dollars) | $		$ 2,250	$ 2,250
Percentage of shares issued to shareholders			50.00%
Liquidation preference payable on deemed liquidation			110.00%
Percentage of unpaid dividend			10.00%
Indebtedness excess cost (in Dollars) | $			$ 1,000
Stockholder equity amount (in Dollars) | $		832	$ 778	$ 3,624				$ 903	$ 2,474	$ 6,252		$ (20,552)
Liquidation [Member]
Subsequent Events [Line Items]
Percentage of equity			50.00%
Warrant [Member]
Subsequent Events [Line Items]
Offering warrants shares (in Shares) | shares											9,600
Exercise price (in Dollars per share)						$ 1.94	$ 2.8				$ 50
Purchase of warrant (in Shares) | shares						45,000
Common Stock [Member]
Subsequent Events [Line Items]
Aggregate offering price (in Dollars) | $		1	$ 1
Stockholder equity amount (in Dollars) | $		$ 4	$ 3	$ 4				$ 2	$ 1	$ 1
Subsequent Event [Member]
Subsequent Events [Line Items]
Common stock par value (in Dollars per share)	$ 0.001
Exercise price (in Dollars per share)	$ 1.2705
Aggregate offering price (in Dollars) | $	$ 2,605,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share)	$ 1.2705
Series A Preferred Stock [Member]
Subsequent Events [Line Items]
Preferred stock shares (in Shares) | shares		256,968	0
Preferred stock stated value (in Dollars per share)		$ 0.001	$ 0.001
Preferred stock issued divided (in Shares) | shares		365	365
Price per share (in Dollars per share)		$ 1.5125	$ 1.5125
Series A Preferred Stock [Member] | Maximum [Member]
Subsequent Events [Line Items]
Percentage of vote of an individual holder.		9.99%	9.99%
Series A Preferred Stock [Member] | Minimum [Member]
Subsequent Events [Line Items]
Percentage of vote of an individual holder.		4.99%	4.99%
Series A Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Preferred stock shares (in Shares) | shares	84,729
Purchase of warrant (in Shares) | shares	157,094
Series A Preferred Stock [Member] | Subsequent Event [Member] | Warrant [Member]
Subsequent Events [Line Items]
Offering warrants shares (in Shares) | shares	172,239
Common Stock [Member] | Subsequent Event [Member] | Warrant [Member]
Subsequent Events [Line Items]
Offering warrants shares (in Shares) | shares	258,374
Series A Preferred Stock [Member]
Subsequent Events [Line Items]
Preferred stock stated value (in Dollars per share)		$ 15.125	$ 15.125
Convertible Preferred Stock [Member]
Subsequent Events [Line Items]
Percentage of conversion into common stock shares		50	50
Forecast [Member]
Subsequent Events [Line Items]
Stockholder equity amount (in Dollars) | $					$ 2,500